Stock Awards (Detail) - The weighted average fair value of options granted	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate		0.73% - 1.46%	0.71% - 1.14%	0.79% - 2.24%
Expected term		4 years 9 months	4 years 9 months	4 years 9 months
Expected volatility		65.02% - 96.56%	65.02% - 103.61%	42.44% - 66.83%
Dividend yield		0.00%	0.00%	0.00%